Operating Segments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer
Segment Reporting Information [Line Items]
Realized revenues	$ 52,615,338	$ 48,797,124
Number of customers | customer	1	1
Customer One
Segment Reporting Information [Line Items]
Realized revenues	$ 5,606,705	$ 5,005,000
Customer Concentration Risk | Sales Revenue Net | Customer One
Segment Reporting Information [Line Items]
Percentage of consolidated revenue	10.66%	10.26%